UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.44%
Aerospace & Defense - 2.34%
Textron, Inc.	225,000	$7,476,750
Air Freight & Logistics - 2.37%
Atlas Air Worldwide Holdings, Inc. (a)	197,000	7,564,800
Auto Components - 2.43%
TRW Automotive Holdings Corp. (a)	100,000	7,760,000
Commercial Banks - 2.57%
First Niagara Financial Group, Inc.	735,000	8,187,900
Computers & Peripherals - 5.40%
Apple, Inc.	17,200	9,564,404
Hewlett-Packard Co.	280,000	7,658,000
Total Computers & Peripherals		17,222,404

Consumer Finance - 1.57%
DFC Global Corp. (a)	500,000	5,005,000
Diversified Financial Services - 6.06%
Bank of America Corp.	642,000	10,156,440
JPMorgan Chase & Co. (c)	160,200	9,166,644
Total Diversified Financial Services		19,323,084

Electical Equipment - 1.16%
Eaton Corp PLC (b)(c)	50,900	3,698,394
Electric Utilities - 1.01%
Exelon Corp.	120,000	3,229,200
Electronic Equipment, Instruments & Components - 2.50%
Avnet, Inc.	200,000	7,980,000
Energy Equipment & Services - 7.12%
Baker Hughes, Inc.	135,000	7,689,600
McDermott International, Inc. (a)(b)	950,000	7,742,500
Nabors Industries Ltd. (b)	440,000	7,282,000
Total Energy Equipment & Services		22,714,100

Health Care Providers & Services - 4.51%
Community Health Systems, Inc. (a)	154,865	6,388,181
WellPoint, Inc. (a)	86,000	7,987,680
Total Health Care Providers & Services		14,375,861

Hotels, Restaurants & Leisure - 3.18%
Royal Caribbean Cruises Ltd. (a)(b)	230,000	10,131,500
Insurance - 9.99%
Genworth Financial, Inc. (a)	738,000	11,151,180
Hartford Financial Services Group, Inc. (c)	305,700	10,892,091
MetLife, Inc. (c)	188,000	9,811,720
Total Insurance		31,854,991

Machinery - 4.60%
Kennametal, Inc.	170,000	8,071,600
Terex Corp. (a)	181,500	6,592,080
Total Machinery		14,663,680

Metals & Mining - 2.43%
Rio Tinto PLC - ADR (b)	146,000	7,745,300
Multiline Retail - 7.85%
Big Lots, Inc. (a)	212,000	8,125,960
Kohl's Corp.	155,000	8,568,400
Macy's, Inc.	156,600	8,340,516
Total Multiline Retail		25,034,876

Oil, Gas & Consumable Fuels - 7.46%
BP PLC - ADR (b)	200,000	9,402,000
PBF Energy, Inc.	265,000	7,645,250
Phillips 66	97,000	6,752,170
Total Oil, Gas & Consumable Fuels		23,799,420

Pharmaceuticals - 3.28%
Teva Pharmaceutical Industries Ltd. - ADR (b)(c)	257,000	10,475,320
Semiconductors & Semiconductor Equipment - 4.61%
Broadcom Corp.	225,000	6,005,250
Intel Corp.	365,000	8,701,600
Total Semiconductors & Semiconductor Equipment		14,706,850

TOTAL COMMON STOCKS (Cost $205,174,505)		$262,949,430

	Par Value	Value
CONVERTIBLE BONDS - 3.09%
MGIC Investment Corp.
9.00%, 04/01/2063	$8,555,000	$9,848,944
TOTAL CONVERTIBLE BONDS (Cost $6,074,108)		$9,848,944

	Contracts	Value
PURCHASED OPTIONS - 1.04%
Put Options - 1.04%
PowerShares DB Commodity Index Tracking Fund
Expiration: January, 2014, Exercise Price: $20.000	490	1,225
SPDR S&P 500 ETF Trust
Expiration: January, 2014, Exercise Price: $156.000	413	1,033,739
Expiration: January, 2014, Exercise Price: $157.000	950	2,283,325
Total Put Options		3,318,289
TOTAL PURCHASED OPTIONS (Cost $1,005,803)		$3,318,289

	Shares	Value
SHORT-TERM INVESTMENTS - 13.37%
MONEY MARKET FUND - 13.37%
Fidelity Institutional Government Portfolio	42,648,798	42,648,798
TOTAL SHORT-TERM INVESTMENTS (Cost $42,648,798)		$42,648,798

Total Investments (Cost $254,903,214) - 99.94%	318,765,461
Other Assets in Excess of Liabilities - 0.06%	181,146
TOTAL NET ASSETS - 100.00%	$318,946,607

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for options written.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Atlas Air Worldwide Holdings Inc.
Expiration: January, 2014, Exercise Price: $35.00	300	12,750
Bank of America Corp.
Expiration: January, 2014, Exercise Price: $16.00	300	14,100
Broadcom Corp.
Expiration: January, 2014, Exercise Price: $26.00	300	22,500
Community Health Systems Inc.
Expiration: December, 2013, Exercise Price: $44.00	200	10,000
Expiration: January, 2014, Exercise Price: $39.00	233	26,795
DFC Global Corp.
Expiration: January, 2014, Exercise Price: $10.00	800	70,000
Genworth Financial Inc.
Expiration: January, 2014, Exercise Price: $16.00	300	9,600
Hewlett-Packard Co.
Expiration: January, 2014, Exercise Price: $25.00	300	11,700
Intel Corp.
Expiration: January, 2014, Exercise Price: $23.00	300	11,700
Kohl's Corp.
Expiration: December, 2013, Exercise Price: $52.50	300	10,500
Macy's Inc.
Expiration: January, 2014, Exercise Price: $49.00	100	5,800
Expiration: January, 2014, Exercise Price: $55.00	200	20,800
McDermott International Inc.
Expiration: January, 2014, Exercise Price: $8.00	639	20,767
Royal Caribbean Cruises Ltd.
Expiration: December, 2013, Exercise Price: $44.00	200	22,000
SPDR S&P 500 ETF Trust
Expiration: January, 2014, Exercise Price: $154.00	1,363	23,171
Terex Corp.
Expiration: December, 2013, Exercise Price: $35.00	161	9,499
WellPoint Inc.
Expiration: January, 2014, Exercise Price: $90.00	41	7,483
		309,165
Total Options Written (Premiums received $1,527,025)		$309,165

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$254,903,214
Gross unrealized appreciation - Equities	60,437,783
Gross unrealized appreciation - Options	3,656,931
Gross unrealized depreciation - Equities	(2,662,858)
Gross unrealized appreciation - Fixed Income	3,774,835
Gross unrealized depreciation - Options	(126,585)
Net unrealized depreciation	$65,080,107

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$262,949,430	$-	$-	$262,949,430
Total Equity	262,949,430	-	-	262,949,430

Fixed Income
Convertible Bonds	-	9,848,944	-	9,848,944
Total Fixed Income	-	9,848,944	-	9,848,944

Derivative
Purchased Options	3,318,289	-	-	3,318,289
Total Derivative	3,318,289	-	-	3,318,289

Short-Term Investments	-	42,648,798	-	42,648,798

Total Investments in Securities	$266,267,719	$52,497,742	$-	$318,765,461

Other Financial Instruments*	$1,217,860	$-	$-	$1,217,860

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of November 30, 2013.

The Fund held no Level 3 securities during the period ended November 30, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$3,318,289	Options written, at value	309,165

Total		$3,318,289		$309,165

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2013 through November 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(251,208)	$2,264,824	2,013,616
Total	$(251,208)	$2,264,824	$2,013,616

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$2,364,278	$1,271,610	$3,635,888
Total	$2,364,278	$1,271,610	$3,635,888

Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.24%
Aerospace & Defense - 5.60%
Ducommun, Inc. (a)	19,390	$491,343
LMI Aerospace, Inc. (a)	55,900	709,371
Spirit Aerosystems Holdings, Inc. (a)	110,100	3,593,663
Total Aerospace & Defense		4,794,377

Air Freight & Logistics - 3.87%
Atlas Air Worldwide Holdings, Inc. (a)	86,190	3,309,696
Auto Components - 1.26%
Modine Manufacturing Co.	81,000	1,075,680
Biotechnology - 1.60%
Myriad Genetics, Inc. (a)	46,000	1,368,500
Capital Markets - 1.04%
Cowen Group, Inc. (a)	95,700	386,628
SWS Group, Inc.	77,525	500,812
Total Capital Markets		887,440

Chemicals - 1.83%
LSB Industries, Inc. (a)	21,300	683,304
OM Group, Inc. (a)	26,890	885,757
Total Chemicals		1,569,061

Commercial Banks - 6.62%
1st United Bancorp, Inc.	47,555	387,573
First Niagara Financial Group, Inc.	270,110	3,009,026
FNB Corp.	97,500	1,239,225
TCF Financial Corp.	65,445	1,025,523
Total Commercial Banks		5,661,347

Communications Equipment - 1.83%
Black Box Corp.	55,805	1,563,098
Computers & Peripherals - 3.40%
Silicon Graphics International Corp. (a)	218,650	2,912,418
Construction & Engineering - 0.36%
AECOM Technology Corp. (a)	10,620	308,617
Consumer Finance - 2.07%
DFC Global Corp. (a)	177,000	1,771,770
Distributors - 1.66%
VOXX International Corp. (a)	79,380	1,416,139
Electrical Equipment - 3.24%
GrafTech International Ltd (a)	240,500	2,770,560
Electronic Equipment, Instruments & Components - 1.15%
Orbotech Ltd. (a)(b)	70,355	984,266
Energy Equipment & Services - 3.89%
McDermott International, Inc. (a)(b)	219,000	1,784,850
Patterson-UTI Energy, Inc.	66,140	1,541,723
Total Energy Equipment & Services		3,326,573

Food & Staples Retailing - 1.09%
Andersons, Inc.	11,000	935,770
Food Products - 0.72%
Omega Protein Corp. (a)	45,700	619,235
Health Care Equipment & Supplies - 5.58%
Integra LifeSciences Holdings Corp. (a)	44,100	2,048,445
Invacare Corp.	49,535	1,109,584
Orthofix International NV (a)	74,500	1,611,435
Total Health Care Equipment & Supplies		4,769,464

Health Care Providers & Services - 7.79%
Community Health Systems, Inc. (a)	74,335	3,066,319
Health Net, Inc. (a)	118,035	3,605,969
Total Health Care Providers & Services		6,672,288

Health Care Technology - 2.71%
Quality Systems, Inc.	99,235	2,318,130
Insurance - 8.45%
Aspen Insurance Holdings Ltd. (b)	13,620	550,520
Assurant, Inc.	47,710	3,098,286
Endurance Specialty Holdings Ltd. (b)	8,695	494,746
Protective Life Corp.	64,300	3,085,114
Total Insurance		7,228,666

IT Services - 3.82%
VeriFone Systems, Inc. (a)	127,600	3,267,837
Machinery - 9.33%
Barnes Group, Inc.	26,700	974,550
Kennametal, Inc.	65,300	3,100,443
NN, Inc.	22,000	438,900
Terex Corp. (a)	28,105	1,020,774
Titan International, Inc.	141,800	2,446,050
Total Machinery		7,980,717

Multiline Retail - 3.79%
Big Lots, Inc. (a)	84,665	3,245,210
Office Electronics - 2.61%
Zebra Technologies Corp. (a)	43,035	2,230,934
Oil, Gas & Consumable Fuels - 4.98%
Alon USA Energy, Inc.	100,000	1,380,000
Carrizo Oil & Gas, Inc. (a)	10,530	425,833
PBF Energy, Inc.	85,000	2,452,251
Total Oil, Gas & Consumable Fuels		4,258,084

Personal Products - 1.80%
Medifast, Inc. (a)	56,500	1,530,585
Professional Services - 0.47%
Acacia Research Corp.	27,000	401,760
Specialty Retail - 2.62%
American Eagle Outfitters, Inc.	92,000	1,496,840
Body Central Corp. (a)	189,000	740,880
Total Specialty Retail		2,237,720

Textiles, Apparel & Luxury Goods - 1.25%
Vera Bradley, Inc. (a)	42,700	1,072,624
Trading Companies & Distributors - 1.81%
Titan Machinery, Inc. (a)	86,700	1,544,127
TOTAL COMMON STOCKS (Cost $70,148,084)		$84,032,693

REAL ESTATE INVESTMENT TRUSTS - 1.04%
Highwoods Properties, Inc.	24,780	890,098
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $851,464)		$890,098

	Shares	Value
SHORT-TERM INVESTMENTS - 0.52%
MONEY MARKET FUND - 0.52%
Fidelity Institutional Government Portfolio	446,580	446,580
TOTAL SHORT-TERM INVESTMENTS (Cost $446,580)		$446,580

Total Investments (Cost $71,446,128) - 99.80%	85,369,371
Other Assets in Excess of Liabilities - 0.20%	174,520
TOTAL NET ASSETS - 100.00%	$85,543,891

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued securities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$71,446,128.00
Gross unrealized appreciation	15,711,531
Gross unrealized depreciation	(1,788,288)
Net unrealized appreciation	$13,923,243

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$84,032,693	$-	$-	$84,032,693
Real Estate Investment Trusts	890,098			890,098
Total Equity	84,922,791	-	-	84,922,791

Short-Term Investments	-	446,580	-	446,580

Total Investments in Securities	$84,922,791	$446,580	$-	$85,369,371

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of November 30, 2013

The Fund held no Level 3 securities during the period ended November 30, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     January 22, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     January 22, 2014

* Print the name and title of each signing officer under his or her signature.